Non-Current Convertible Notes Payable (Details Narrative) - USD ($)	3 Months Ended	24 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 30, 2027	Mar. 28, 2022	Jan. 30, 2022
Non-Current Convertible notes payable	$ 26,900,000	$ 0
Conversion Price Per Shares	$ 0.01	$ 0.25
Convertible Promissory Note	$ 26,000,000		$ 500,000		$ 26,000,000
Yun Han Liao [Member]
Convertible note issued	$ 50,000
Chih Heng Tsai [Member]
Convertible note issued				$ 850,000